SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-lived Assets (Details)	6 Months Ended
Apr. 30, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of intangible assets	10 years
Impairment loss	$ 0